Related Party Disclosures	3 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Related Party Disclosures
11.
Related Party Disclosures

(a)
Key management personnel compensation

In addition to their contracted fees, directors and executive officers also participate in the Company’s Share option program and DSU and RSU plans. Certain executive officers are subject to a mutual termination notice ranging from one to twelve months. Key management personnel compensation comprised:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Directors & officers compensation	$946,250	$1,027,597
Share-based payments	1,247,084	11,608,985
	$2,193,334	$12,636,582

During the three months ended March 31, 2025, the Company recorded an expense of $1,247,084 (three months ended March 31, 2025 - $11,608,985) in share-based compensation related to the amortization of the estimated fair value of DSUs and RSUs granted to directors and officers of the Company in 2015, 2022, 2023, 2024 and 2025. As at March 31, 2026, 2,492,000 DSUs were granted to officers and directors of the Company of which 1,883,542 have vested, and 608,958 have not yet vested (See Note 8(b)). As of March 31, 2025, 4,112,800 RSUs were granted to officers and directors of the Company, of which 3,412,575 have vested and 700,225 have not yet vested (See Note 8(c)).

(b)
Transactions with other related parties

As at March 31, 2026, trade payables and accrued liabilities included an amount of $55,380 (December 31, 2025 - $42,233) owing to directors and officers of the Company for consulting and directors fees and $23,828 (December 31, 2025 - $nil) owing to directors and officers for expense reimbursement.

These transactions, occurring in the normal course of operations, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.